FINANCIAL INSTRUMENTS - Schedule of Fair Value of Derivatives (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Gross Notional	$ 46,117	$ 39,343	$ 34,335
All other current assets
All other current assets
Gross derivatives	349	410	534
Netting adjustment	(274)	(334)	(462)
Net derivatives recognized in the Combined Statement of Financial Position	74	76	72
All other assets
All other current assets
Gross derivatives	263	268	313
Netting adjustment	(130)	(150)	(229)
Net derivatives recognized in the Combined Statement of Financial Position	133	118	84
All other current liabilities
All other current liabilities
Gross derivatives	357	408	687
Netting adjustment	(273)	(334)	(462)
Net derivatives recognized in the Combined Statement of Financial Position	85	74	225
All other liabilities
All other current liabilities
Gross derivatives	164	184	289
Netting adjustment	(130)	(150)	(229)
Net derivatives recognized in the Combined Statement of Financial Position	34	34	60
Derivatives accounted for as hedges
Derivative [Line Items]
Gross Notional	4,635	5,035	2,588
Derivatives accounted for as hedges | All other current assets
All other current assets
Gross derivatives	32	39	24
Derivatives accounted for as hedges | All other assets
All other current assets
Gross derivatives	104	91	71
Derivatives accounted for as hedges | All other current liabilities
All other current liabilities
Gross derivatives	35	28	53
Derivatives accounted for as hedges | All other liabilities
All other current liabilities
Gross derivatives	44	41	61
Derivatives not accounted for as hedges
Derivative [Line Items]
Gross Notional	41,481	34,308	31,747
Derivatives not accounted for as hedges | All other current assets
All other current assets
Gross derivatives	317	371	510
Derivatives not accounted for as hedges | All other assets
All other current assets
Gross derivatives	159	177	242
Derivatives not accounted for as hedges | All other current liabilities
All other current liabilities
Gross derivatives	322	380	634
Derivatives not accounted for as hedges | All other liabilities
All other current liabilities
Gross derivatives	120	143	228
Derivatives not accounted for as hedges | Foreign currency exchange contracts
Derivative [Line Items]
Gross Notional	41,004	33,832	31,249
Derivatives not accounted for as hedges | Foreign currency exchange contracts | All other current assets
All other current assets
Gross derivatives	307	361	495
Derivatives not accounted for as hedges | Foreign currency exchange contracts | All other assets
All other current assets
Gross derivatives	138	169	229
Derivatives not accounted for as hedges | Foreign currency exchange contracts | All other current liabilities
All other current liabilities
Gross derivatives	310	364	629
Derivatives not accounted for as hedges | Foreign currency exchange contracts | All other liabilities
All other current liabilities
Gross derivatives	118	142	226
Derivatives not accounted for as hedges | Commodity and other contracts
Derivative [Line Items]
Gross Notional	477	476	498
Derivatives not accounted for as hedges | Commodity and other contracts | All other current assets
All other current assets
Gross derivatives	10	10	15
Derivatives not accounted for as hedges | Commodity and other contracts | All other assets
All other current assets
Gross derivatives	21	8	13
Derivatives not accounted for as hedges | Commodity and other contracts | All other current liabilities
All other current liabilities
Gross derivatives	12	16	5
Derivatives not accounted for as hedges | Commodity and other contracts | All other liabilities
All other current liabilities
Gross derivatives	$ 2	$ 1	$ 2